GOING CONCERN AND MANAGEMENT PLANS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Position Summary
Cash and cash equivalents	$ 6,489,129	$ 110,022	$ 207,864	$ 509,628	$ 165,365
Working capital (deficit)		(15,695,000)		(6,560,000)
Balance outstanding on convertible debentures, convertible notes payable and term loan		11,317,000		6,840,000
Stockholders’ (deficit)/equity	$ 16,515,428	$ (14,343,688)		$ 14,066,163	$ 5,924,767